Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2015
Derivative instruments and hedging activities
Concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2015
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥33,930	¥(31,773)	¥(1,713)	¥444

	Billions of yen
	September 30, 2015
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥31,660	¥(29,607)	¥(1,516)	¥537

Volume of derivative activity in statement of financial position

	Billions of yen
	March 31, 2015
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥20,681	¥1,747	¥20,431	¥1,983
Interest rate contracts	1,367,970	31,611	1,343,616	31,691
Credit contracts	30,055	1,111	29,689	1,118
Foreign exchange contracts	136,683	7,576	126,750	6,990
Commodity contracts	13	0	39	1

Total	¥1,555,402	¥42,045	¥1,520,525	¥41,783

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,741	¥54	¥199	¥0
Foreign exchange contracts	177	1	161	2

Total	¥1,918	¥55	¥360	¥2

Total derivatives	¥1,557,320	¥42,100	¥1,520,885	¥41,785

	Billions of yen
	September 30, 2015
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥21,162	¥1,524	¥26,071	¥1,753
Interest rate contracts	1,220,627	24,620	1,263,443	24,440
Credit contracts	27,958	865	27,079	1,013
Foreign exchange contracts	186,392	7,138	185,357	6,801
Commodity contracts	3,637	1	6,837	0

Total	¥1,459,776	¥34,148	¥1,508,787	¥34,007

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,802	¥55	¥144	¥0
Foreign exchange contracts	160	4	235	2

Total	¥1,962	¥59	¥379	¥2

Total derivatives	¥1,461,738	¥34,207	¥1,509,166	¥34,009

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	As of March 31, 2015 and September 30, 2015, the amounts reported include derivatives used for non- trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2015		September 30, 2015
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥1,191	¥1,349	¥989	¥1,189
OTC centrally-cleared	—	—	—	—
Exchange-traded	556	634	535	564
Interest rate contracts
OTC settled bilaterally	12,421	12,580	10,474	10,375
OTC centrally-cleared	19,226	19,102	14,186	14,057
Exchange-traded	18	9	15	8
Credit contracts
OTC settled bilaterally	1,003	1,023	755	912
OTC centrally-cleared	103	93	107	99
Exchange-traded	5	2	3	2
Foreign exchange contracts
OTC settled bilaterally	7,562	6,977	7,121	6,785
OTC centrally-cleared	10	10	21	18
Exchange-traded	5	5	0	0
Commodity contracts
OTC settled bilaterally	0	0	1	0
OTC centrally-cleared	—	—	—	—
Exchange-traded	0	1	0	0

Total gross derivative balances(2)	¥42,100	¥41,785	¥34,207	¥34,009
Less: Amounts offset in the consolidated balance sheets(3)	(40,514)	(40,460)	(32,748)	(32,747)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥1,586	¥1,325	¥1,459	¥1,262
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	(252)	(53)	(274)	(35)
Cash collateral	—	(4)	—	(2)

Net amount	¥1,334	¥1,268	¥1,185	¥1,225

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2015, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥298 billion and ¥447 billion, respectively. As of September 30, 2015, the gross balance of such derivative assets and derivative liabilities was ¥303 billion and ¥501 billion, respectively.
(3)	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2015, Nomura offset a total of ¥1,830 billion of cash collateral receivables against net derivative liabilities and ¥1,884 billion of cash collateral payables against net derivative assets. As of September 30, 2015, Nomura offset a total of ¥1,701 billion of cash collateral receivables against net derivative liabilities and ¥1,702 billion of cash collateral payables against net derivative assets.
(4)	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
(5)	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2015, a total of ¥223 billion of cash collateral receivables and ¥757 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2015, a total of ¥367 billion of cash collateral receivables and ¥630 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income

	Billions of yen
	Six months ended September 30
	2014	2015
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥(160)	¥25
Interest rate contracts	(58)	(79)
Credit contracts	(9)	(1)
Foreign exchange contracts	(57)	(12)
Commodity contracts	0	(19)

Total	¥(284)	¥(86)

	Billions of yen
	Three months ended September 30
	2014	2015
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥(129)	¥80
Interest rate contracts	14	(125)
Credit contracts	10	(15)
Foreign exchange contracts	(66)	(22)
Commodity contracts	0	(29)

Total	¥(171)	¥(111)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2014 and 2015, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

	Billions of yen
	Six months ended September 30
	2014	2015
Derivatives designated as hedging instruments:
Interest rate contracts	¥13	¥10
Foreign exchange contracts	—	2

Total	¥13	¥12

Hedged items:
Long-term borrowings	¥(13)	¥(10)
Non-trading debt securities	—	(2)

Total	¥(13)	¥(12)

	Billions of yen
	Three months ended September 30
	2014	2015
Derivatives designated as hedging instruments:
Interest rate contracts	¥3	¥11
Foreign exchange contracts	—	3
Total	¥3	¥14

Hedged items:
Long-term borrowings	¥(3)	¥(11)
Non-trading debt securities	—	(3)

Total	¥(3)	¥(14)

Net investment hedges

	Billions of yen
	Six months ended September 30
	2014	2015
Hedging instruments:
Foreign exchange contracts	¥1	¥5

Total	¥1	¥5

	Billions of yen
	Three months ended September 30
	2014	2015
Hedging instruments:
Foreign exchange contracts	¥6	¥11

Total	¥6	¥11

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2014 and 2015. The amount of gains (losses) was not significant during the three months ended September 30, 2014 and 2015.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2015
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(21)	¥18,808	¥4,146	¥7,396	¥5,657	¥1,609	¥16,519
Credit default indices	(22)	6,044	919	1,926	2,462	737	5,240
Other credit risk related portfolio products	(8)	673	324	217	117	15	293
Credit risk related options and swaptions	0	300	—	—	255	45	255

Total	¥(51)	¥25,825	¥5,389	¥9,539	¥8,491	¥2,406	¥22,307

	Billions of yen
	September 30, 2015
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥209	¥17,746	¥4,019	¥6,254	¥5,679	¥1,794	¥14,539
Credit default indices	82	6,224	1,019	1,681	2,671	853	4,677
Other credit risk related portfolio products	8	527	182	304	24	17	208
Credit risk related options and swaptions	2	95	—	—	95	—	59

Total	¥301	¥24,592	¥5,220	¥8,239	¥8,469	¥2,664	¥19,483

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2015
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥1,768	¥1,418	¥4,766	¥6,722	¥2,526	¥1,608	¥18,808
Credit default indices	85	14	3,936	1,306	376	327	6,044
Other credit risk related portfolio products	38	—	1	4	1	629	673
Credit risk related options and swaptions	—	—	277	—	—	23	300

Total	¥1,891	¥1,432	¥8,980	¥8,032	¥2,903	¥2,587	¥25,825

	Billions of yen
	September 30, 2015
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥1,472	¥1,391	¥4,774	¥6,205	¥2,561	¥1,343	¥17,746
Credit default indices	77	16	4,221	1,227	370	313	6,224
Other credit risk related portfolio products	38	—	1	4	1	483	527
Credit risk related options and swaptions	—	—	20	—	75	—	95

Total	¥1,587	¥1,407	¥9,016	¥7,436	¥3,007	¥2,139	¥24,592

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.